GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of current year and estimated future amortization expense
	2014	$149
	2015	116
	2016	110
	2017	110
	2018	55
Total		$540